SHARE CAPITAL - Share Repurchase Program (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of common shares repurchased for cancellation (thousands)	450	0
Average price per share (in dollars per share)	$ 37.77	$ 0
Total cost	$ 17	$ 0
Deficit
Disclosure of classes of share capital [line items]
Total cost	4	0
Issued capital
Disclosure of classes of share capital [line items]
Total cost	$ 13	$ 0